VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:	Voya Series Fund, Inc. (formerly, ING Series Fund, Inc.)
(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 181 (“Amendment”) to the Registration Statement of Voya Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on September 30, 2014. The Registrant is filing the Amendment for the purpose of updating the Registrant’s Domestic Equity Funds’ Prospectuses and Statement of Additional Information, in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act and for the purpose of registering a new share class of the Registrant, Class R6 shares, for Voya Corporate Leaders 100 Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Philip A. Newman, Esq.
Goodwin Procter LLP